UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 91.5%
Aerospace & Defense: 1.1%
75,000	CAE, Inc.	$2,014,500

Airlines: 4.0%
225,000	American Airlines Group, Inc.	7,337,250

Apparel: 3.8%
200,000	Capri Holdings Ltd. (1)	6,936,000

Banks: 2.4%
150,000	Triumph Bancorp, Inc. (1)	4,357,500

Biotechnology: 0.3%
231,719	ElectroCore, Inc. (1)	463,438

Building Materials: 5.5%
70,000	Eagle Materials, Inc.	6,489,000
70,000	U.S. Concrete, Inc. (1)	3,478,300
		9,967,300
Building Products Retail: 1.3%
350,000	At Home Group, Inc. (1)	2,331,000

Commercial Services: 2.6%
65,000	Square, Inc. - Class A (1)	4,714,450

Computers: 1.8%
25,000	CyberArk Software Ltd. (1)	3,196,000

Diversified Financial Services: 1.2%
100,000	Virtu Financial, Inc. - Class A	2,178,000

Energy-Alternate Sources: 0.3%
25,000	Sunrun, Inc. (1)	469,000

Floor Coverings Retail: 2.5%
110,000	Floor & Decor Holdings, Inc. - Class A (1)	4,609,000

Food: 2.2%
50,000	Tyson Foods, Inc. - Class A	4,037,000

Home Builders: 2.5%
250,000	William Lyon Homes - Class A (1)	4,557,500

Insurance: 2.9%
110,000	Goosehead Insurance, Inc. - Class A	5,258,000

Internet: 6.3%
176,200	Intrusion, Inc. (1,2)	881,000
105,000	Revolve Group, Inc. - Class A (1)	3,622,500
200,000	Twitter, Inc. (1)	6,980,000
		11,483,500
Iron & Steel: 12.4%
600,000	Cleveland-Cliffs, Inc.	6,402,000
604,000	Commercial Metals Co.	10,781,400
350,000	United States Steel Corp.	5,358,500
		22,541,900
Leisure Time: 6.2%
100,000	Norwegian Cruise Line Holdings Ltd. (1)	5,363,000
202,000	YETI Holdings, Inc. (1)	5,847,900
		11,210,900
Oil Companies Exploration & Production: 6.6%
800,000	Comstock Resources, Inc. (1)	4,456,000
375,000	Matador Resources Co. (1)	7,455,000
		11,911,000
Oil U.S. Royalty Trusts: 6.0%
13,700	Texas Pacific Land Trust	10,781,763

Restaurants: 3.8%
1,706,885	Luby's, Inc. (1,2,3)	1,843,436
800,000	Waitr Holdings, Inc. (1)	5,032,000
		6,875,436
Semiconductors: 5.1%
60,000	Cree, Inc. (1)	3,370,800
150,000	Micron Technology, Inc. (1)	5,788,500
		9,159,300
Software: 8.2%
85,000	Smartsheet, Inc. - Class A (1)	4,114,000
45,000	Twilio, Inc. - Class A (1)	6,135,750
100,000	Upland Software, Inc. (1)	4,553,000
		14,802,750
Telecommunications: 2.2%
1,000,000	Gogo, Inc. (1)	3,980,000

Textiles: 0.3%
1,075,784	The Dixie Group, Inc. (1,2,3)	623,955

TOTAL COMMON STOCKS
(Cost $178,034,582)		165,796,442

Contracts (100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 5.5%(1)
Aerospace & Defense: 0.4%
400	The Boeing Co., Expiration: July 2019, Exercise Price: $350.00	$ 14,560,400	729,000
Biotechnology: 1.0%
550	Exact Sciences Corp., Expiration: July 2019, Exercise Price: $85.00	6,492,200	1,817,750
Healthcare Products: 1.0%
500	Insulet Corp., Expiration: December 2019, Exercise Price: $85.00	5,969,000	1,862,500
Internet: 0.8%
45	Amazon.com, Inc., Expiration: January 2020, Exercise Price: $1,650.00	8,521,335	1,420,762
Pharmaceuticals: 0.9%
525	Johnson & Johnson, Expiration: July 2019, Exercise Price: $110.00	7,312,200	1,539,563
Semiconductors: 0.8%
750	NXP Semiconductors NV, Expiration: August 2019, Exercise Price: $80.00	7,320,750	1,415,625
Transportation: 0.6%
500	Kansas City Southern, Expiration: July 2019, Exercise Price: $100.00	6,091,000	1,082,500
TOTAL CALL OPTIONS PURCHASED
(Cost $8,435,996)			9,867,700

TOTAL INVESTMENTS IN SECURITIES: 97.0%
(Cost $186,470,578)			175,664,142
Other Assets in Excess of Liabilities: 3.0%			5,420,022
TOTAL NET ASSETS: 100.0%			$181,084,164

(1)	Non-income producing security.
(2)	A portion of this security is considered illiquid. As of June 30, 2019, the total value of the investments considered illiquid was $2,831,685 or 1.6% of total net assets.
(3)	Company is an "affiliated person" of the Hodges Fund (the "Fund"), as defined in the Investment Company Act of 1940.

	Share Balance June 30, 2019	Value March 31, 2019	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2019	Dividend Income
The Dixie Group, Inc.	1,075,784	$1,011,237	$-	$-	$-	$(387,282)	$623,955	$-
Luby's, Inc.	1,706,885	2,457,914	-	-	-	(614,478)	1,843,436	-
Total					$-	$(1,001,760)	$2,467,391	$-

HODGES FUND

SCHEDULE OF OPTIONS WRITTEN at June 30, 2019 (Unaudited)

Contracts (100 shares per contract)			Notional Value	Value
CALL OPTIONS WRITTEN: 0.0%(1,2)
Transportation: 0.0%(2)
150		Kansas City Southern, Expiration: July 2019, Exercise Price: 125.00	$ 1,827,300	$ 25,125
TOTAL CALL OPTIONS WRITTEN
(Proceeds $31,600)				$ 25,125

Percentages are stated as a percent of net assets.
	(1)	Non-income producing security.
	(2)	Does not round to 0.1% or (0.1)%, as applicable.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund  utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and options written as of June 30, 2019. See the Schedule of Investments and Schedule of Options Written for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$ 165,796,442	$ -	$ -	$ 165,796,442
Call Options Purchased	-	9,867,700	-	9,867,700
Total Investments in Securities	$ 165,796,442	$ 9,867,700	$ -	$ 175,664,142
Call Options Written	$ -	$ 25,125	$ -	$ 25,125

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%
Airlines: 2.3%
220,000	Spirit Airlines, Inc. (1)	$10,500,600

Apparel & Shoe Retail: 3.9%
500,000	American Eagle Outfitters, Inc.	8,450,000
330,000	Caleres, Inc.	6,573,600
80,000	Shoe Carnival, Inc.	2,208,000
		17,231,600
Appliances Retail: 1.8%
450,000	Conn's, Inc. (1)	8,019,000

Banks: 8.5%
560,000	Hilltop Holdings, Inc.	11,911,200
165,199	Independent Bank Group, Inc.	9,079,337
245,000	LegacyTexas Financial Group, Inc.	9,973,950
235,000	Triumph Bancorp, Inc. (1)	6,826,750
		37,791,237
Biotechnology: 4.0%
150,000	Exact Sciences Corp. (1)	17,706,000

Building Materials: 6.1%
150,000	Eagle Materials, Inc.	13,905,000
110,000	Gibraltar Industries, Inc. (1)	4,439,600
175,000	U.S. Concrete, Inc. (1)	8,695,750
		27,040,350
Building Products Retail: 0.6%
405,000	At Home Group, Inc. (1)	2,697,300

Commercial Services: 2.2%
150,000	HealthEquity, Inc. (1)	9,810,000

Computers: 2.9%
410,000	NCR Corp. (1)	12,751,000

Discount Retail: 1.9%
100,000	Ollie's Bargain Outlet Holdings, Inc. (1)	8,711,000

Electrical Components & Equipment: 2.3%
175,000	Encore Wire Corp.	10,251,500

Energy-Alternate Sources: 0.2%
55,000	Sunrun, Inc. (1)	1,031,800

Engineering & Construction: 1.6%
185,000	Arcosa, Inc.	6,961,550

Entertainment: 2.7%
130,000	Cinemark Holdings, Inc.	4,693,000
160,000	Eldorado Resorts, Inc. (1)	7,371,200
		12,064,200
Floor Coverings Retail: 1.2%
125,000	Floor & Decor Holdings, Inc. - Class A (1)	5,237,500

Healthcare Products: 4.9%
165,000	CryoLife, Inc. (1)	4,938,450
175,000	Merit Medical Systems, Inc. (1)	10,423,000
100,000	Tandem Diabetes Care, Inc. (1)	6,452,000
		21,813,450
Home Builders: 3.0%
500,000	Century Communities, Inc. (1)	13,290,000

Home Furnishings Retail: 2.2%
85,000	RH (1)	9,826,000

Insurance: 4.6%
185,000	Goosehead Insurance, Inc. - Class A	8,843,000
90,000	The Hanover Insurance Group, Inc.	11,547,000
		20,390,000
Internet: 1.7%
225,000	Revolve Group, Inc. - Class A (1)	7,762,500

Iron & Steel: 8.3%
200,000	Allegheny Technologies, Inc. (1)	5,040,000
1,475,000	Cleveland-Cliffs, Inc.	15,738,250
920,000	Commercial Metals Co.	16,422,000
		37,200,250
Leisure Time: 5.0%
230,000	Brunswick Corp.	10,554,700
400,000	YETI Holdings, Inc. (1)	11,580,000
		22,134,700
Oil Companies Exploration & Production: 6.6%
75,000	Diamondback Energy, Inc.	8,172,750
300,000	Matador Resources Co. (1)	5,964,000
225,000	Whiting Petroleum Corp. (1)	4,203,000
950,000	WPX Energy, Inc. (1)	10,934,500
		29,274,250
Oil U.S. Royalty Trusts: 5.7%
32,500	Texas Pacific Land Trust	25,577,175

Pet Food & Supplies Retail: 1.1%
155,000	PetIQ, Inc. - Class A (1)	5,108,800

Real Estate Investment Trusts: 1.3%
100,000	CyrusOne, Inc.	5,772,000

Restaurants: 5.2%
175,000	Brinker International, Inc.	6,886,250
160,000	Texas Roadhouse, Inc.	8,587,200
1,230,000	Waitr Holdings, Inc. (1,2)	7,736,700
		23,210,150
Semiconductors: 6.1%
330,000	Brooks Automation, Inc.	12,787,500
85,000	Cree, Inc. (1)	4,775,300
305,000	Cypress Semiconductor Corp.	6,783,200
80,000	Diodes, Inc. (1)	2,909,600
		27,255,600
Transportation: 1.2%
80,000	Saia, Inc. (1)	5,173,600

TOTAL COMMON STOCKS
(Cost $362,117,634)		441,593,112

TOTAL INVESTMENTS IN SECURITIES: 99.1%
(Cost $362,117,634)		441,593,112
Other Assets in Excess of Liabilities: 0.9%		4,198,828
TOTAL NET ASSETS: 100.0%		$445,791,940

(1)	Non-income producing security.
(2)	A portion of this security is considered illiquid. As of June 30, 2019, the total value of the investments considered illiquid was $306,354 or 0.1% of total net assets.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$ 441,593,112	$ -	$ -	$ 441,593,112
Total Investments in Securities	$ 441,593,112	$ -	$ -	$ 441,593,112

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 108.1%
Apparel: 3.2%
15,000	Delta Apparel, Inc. (1)	$347,700

Apparel & Shoe Retail: 4.5%
18,000	Caleres, Inc.	358,560
16,000	Tilly's, Inc. - Class A	122,080
		480,640
Auto Manufacturers: 2.5%
13,500	Blue Bird Corp. (1)	265,815

Auto Parts & Equipment: 4.0%
22,000	Tower International, Inc.	429,000

Banks: 9.7%
15,400	Hilltop Holdings, Inc.	327,558
4,000	Independent Bank Group, Inc.	219,840
4,000	Pinnacle Financial Partners, Inc.	229,920
9,000	Triumph Bancorp, Inc. (1)	261,450
		1,038,768
Building Materials: 5.5%
4,500	Eagle Materials, Inc.	417,150
3,500	U.S. Concrete, Inc. (1)	173,915
		591,065
Commercial Services: 3.6%
25,000	Team, Inc. (1)	383,000

Computers: 1.5%
5,000	NCR Corp. (1)	155,500

Electrical Components & Equipment: 2.2%
4,000	Encore Wire Corp.	234,320

Electronics: 4.2%
10,000	Kimball Electronics, Inc. (1)	162,400
9,000	Stoneridge, Inc. (1)	283,950
		446,350
Engineering & Construction: 3.1%
30,000	Great Lakes Dredge & Dock Corp. (1)	331,200

Environmental Control: 4.0%
45,000	CECO Environmental Corp. (1)	431,550

Hair Salons: 3.4%
22,000	Regis Corp. (1)	365,200

Healthcare Products: 2.5%
30,000	Nuvectra Corp. (1)	100,500
13,000	SeaSpine Holdings Corp. (1)	172,250
		272,750
Home Builders: 5.5%
22,000	Century Communities, Inc. (1)	584,760

Insurance: 6.0%
30,000	Crawford & Co. - Class A	315,900
8,000	Horace Mann Educators Corp.	322,320
		638,220
Iron & Steel: 13.8%
30,000	Cleveland-Cliffs, Inc.	320,100
65,000	Commercial Metals Co.	1,160,250
		1,480,350
Leisure Time: 4.3%
10,000	Brunswick Corp.	458,900

Machinery-Diversified: 2.9%
13,000	Ichor Holdings Ltd. (1)	307,320

Metal Fabrication & Hardware: 4.1%
17,000	Northwest Pipe Co. (1)	438,260

Oil Companies Exploration & Production: 5.0%
12,500	Matador Resources Co. (1)	248,500
15,000	Parsley Energy, Inc. - Class A (1)	285,150
		533,650
Oil Field Services: 3.3%
17,000	ProPetro Holding Corp. (1)	351,900

Pawn Shops: 3.5%
40,000	EZCORP, Inc. - Class A (1)	378,800

Real Estate Investment Trusts: 2.4%
12,000	The GEO Group, Inc.	252,120

Semiconductors: 2.0%
6,000	Diodes, Inc. (1)	218,220

Textiles: 1.4%
262,500	The Dixie Group, Inc. (1,2)	152,250

TOTAL COMMON STOCKS
(Cost $11,592,745)		11,567,608

TOTAL INVESTMENTS IN SECURITIES: 108.1%
(Cost $11,592,745)	11,567,608
Liabilities in Excess of Other Assets: (8.1)%	(866,967)
TOTAL NET ASSETS: 100.0%	$10,700,641

(1)	Non-income producing security.
(2)	Company is an "affiliated person" of the Hodges Small Intrinsic Value Fund (the "Fund"), as defined in the Investment Company Act of 1940.

	Share Balance June 30, 2019	Value March 31, 2019	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2019	Dividend Income
The Dixie Group, Inc.	262,500	$246,750	$-	$-	$-	$(94,500)	$152,250	$-

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$ 11,567,608	$ -	$ -	$ 11,567,608
Total Investments in Securities	$ 11,567,608	$ -	$ -	$ 11,567,608

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 98.8%
Airlines: 3.0%
6,000	Alaska Air Group, Inc.	$383,460

Apparel & Shoe Retail: 2.2%
9,000	Tapestry, Inc.	285,570

Appliances Retail: 3.3%
24,000	Conn's, Inc. (1)	427,680

Banks: 9.6%
5,500	Comerica, Inc.	399,520
15,500	Triumph Bancorp, Inc. (1)	450,275
15,000	Veritex Holdings, Inc.	389,250
		1,239,045
Building Materials: 4.3%
6,000	Eagle Materials, Inc.	556,200

Computers: 4.2%
7,000	Fortinet, Inc. (1)	537,810

Diversified Retail: 3.7%
4,000	Five Below, Inc. (1)	480,080

Entertainment: 5.2%
10,000	Live Nation Entertainment, Inc. (1)	662,500

Healthcare Products: 4.5%
9,000	Tandem Diabetes Care, Inc. (1)	580,680

Home Builders: 7.0%
11,000	DR Horton, Inc.	474,430
6,000	LGI Homes, Inc. (1)	428,580
		903,010
Home Furnishings Retail: 3.1%
3,500	RH (1)	404,600

Insurance: 3.7%
10,000	Goosehead Insurance, Inc. - Class A	478,000

Iron & Steel: 3.5%
25,000	Commercial Metals Co.	446,250

Leisure Time: 5.8%
8,000	Brunswick Corp.	367,120
7,000	Norwegian Cruise Line Holdings Ltd. (1)	375,410
		742,530
Oil Companies Exploration & Production: 7.7%
50,000	Callon Petroleum Co. (1)	329,500
58,000	WPX Energy, Inc. (1)	667,580
		997,080
Pet Food & Supplies Retail: 2.1%
8,000	PetIQ, Inc. - Class A (1)	263,680

Pharmaceuticals: 2.3%
2,000	DexCom, Inc. (1)	299,680

Restaurants: 8.6%
10,000	Brinker International, Inc.	393,500
5,000	Texas Roadhouse, Inc.	268,350
70,000	Waitr Holdings, Inc. (1)	440,300
		1,102,150
Semiconductors: 5.7%
15,000	Cypress Semiconductor Corp.	333,600
20,000	ON Semiconductor Corp. (1)	404,200
		737,800
Software: 2.0%
1,200	Tyler Technologies, Inc. (1)	259,224

Transportation: 7.3%
4,500	Kansas City Southern	548,190
5,000	Kirby Corp. (1)	395,000
		943,190
TOTAL COMMON STOCKS
(Cost $11,326,092)		12,730,219

TOTAL INVESTMENTS IN SECURITIES: 98.8%
(Cost $11,326,092)		12,730,219
Other Assets in Excess of Liabilities: 1.2%		150,378
TOTAL NET ASSETS: 100.0%		$12,880,597

(1)	Non-income producing security.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$ 12,730,219	$ -	$ -	$ 12,730,219
Total Investments in Securities	$ 12,730,219	$ -	$ -	$ 12,730,219

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%
Aerospace & Defense: 5.1%
3,500	The Boeing Co.	$1,274,035

Airlines: 6.3%
16,000	Delta Air Lines, Inc.	908,000
13,000	Southwest Airlines Co.	660,140
		1,568,140
Banks: 6.4%
24,000	Bank of America Corp.	696,000
8,000	JPMorgan Chase & Co.	894,400
		1,590,400
Beverages: 4.7%
10,000	The Coca-Cola Co.	509,200
5,000	PepsiCo, Inc.	655,650
		1,164,850
Building Products Retail: 9.5%
7,000	The Home Depot, Inc.	1,455,790
9,000	Lowe's Companies, Inc.	908,190
		2,363,980
Computers: 5.7%
7,200	Apple, Inc.	1,425,024

Discount Retail: 3.5%
8,000	Wal-Mart Stores, Inc.	883,920

Diversified Financial Services: 4.2%
6,000	Visa, Inc. - Class A	1,041,300

Food: 1.9%
6,000	Tyson Foods, Inc. - Class A	484,440

Internet: 5.9%
300	Alphabet, Inc. - Class A (1)	324,840
600	Amazon.com, Inc. (1)	1,136,178
		1,461,018
Machinery-Construction & Mining: 4.4%
8,000	Caterpillar, Inc.	1,090,320

Machinery-Diversified: 2.1%
3,000	Cummins, Inc.	514,020

Media: 4.5%
8,000	The Walt Disney Co.	1,117,120

Oil Companies Integrated: 6.1%
6,000	Chevron Corp.	746,640
10,000	Exxon Mobil Corp.	766,300
		1,512,940
Oil Field Services: 2.2%
14,000	Schlumberger Ltd.	556,360

Pharmaceuticals: 6.5%
6,750	Johnson & Johnson	940,140
8,000	Merck & Co., Inc.	670,800
		1,610,940
Pipelines: 3.5%
6,000	ONEOK, Inc.	412,860
12,000	Targa Resources Corp.	471,120
		883,980
Semiconductors: 4.1%
9,000	Texas Instruments, Inc.	1,032,840

Software: 5.4%
10,000	Microsoft Corp.	1,339,600

Telecommunications: 2.3%
10,000	Verizon Communications, Inc.	571,300

Transportation: 4.8%
7,000	Union Pacific Corp.	1,183,770

TOTAL COMMON STOCKS
(Cost $18,336,089)		24,670,297

TOTAL INVESTMENTS IN SECURITIES: 99.1%
(Cost $18,336,089)		24,670,297
Other Assets in Excess of Liabilities: 0.9%		217,051
TOTAL NET ASSETS: 100.0%		$24,887,348

(1)	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$ 24,670,297	$ -	$ -	$ 24,670,297
Total Investments in Securities	$ 24,670,297	$ -	$ -	$ 24,670,297

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date August 29, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date August 28, 2019

* Print the name and title of each signing officer under his or her signature.